Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of Lianluo Smart and its wholly-owned subsidiaries. All inter-company transactions and balances are eliminated in consolidation.

Share Combination

Share Combination

On October 21, 2020, the Company completed a share combination of its common shares at a ratio of one-for-eight, which decreased the Company’s outstanding Class A common shares from 17,685,475 shares to 2,210,683 shares and the Company’s outstanding Class B common shares from 11,111,111 shares to 1,388,888 shares. This share combination also decreased the Company’s authorized shares to 6,250,000 common shares of par value of US$0.021848 each, of which 4,736,111 are designated as Class A common shares and 1,513,889 are designated as Class B common shares.

Accordingly, all share and per share information has been restated to retroactively show the effect of this share combination.

Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of Lianluo Smart Limited is United States dollars (“US$” or “$”). The functional currency of Lianluo Connection is Renminbi (“RMB”), and PRC is the primary economic environment in which the Company operates. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income for the respective periods.

The financial statements of the Company’s foreign operations are translated into US$ in accordance with ASC 830-10, “Foreign Currency Matters”. For financial reporting purposes, the financial statements of the Company’s PRC subsidiary are prepared using RMB are translated into Company’s reporting currency, the US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and Shareholders’ equity is translated at historical exchange rates except for the change in retained earnings during the year which is the result of the income. The cumulative translation adjustments are recorded in accumulated other comprehensive income in the accompanying consolidated statements of shareholders’ equity.

The exchange rates applied are as follows:

	December 31, 2020	December 31, 2019
RMB to US$ exchange rate at balance sheets dates,	6.5249	6.9762

	Year Ended December 31,
	2020	2019	2018
Average RMB to US$ exchange rate for each year	6.8976	6.8985	6.6090

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from People’s Bank of China.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, reserve for doubtful accounts, valuation of inventories, impairment testing of long-term assets, standard warranty obligation, warrants liability, stock-based compensation, recoverability of intangible assets, property and equipment, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased. The Company maintains uninsured cash and cash equivalents with various financial institutions in the PRC.

Restricted Cash

Restricted Cash

As of December 31, 2020, restricted cash of $3.5 million represents the cash balance placed into a U.S. bank account designated by a third-party escrow agent mutually selected by the Company and Newegg. The cash can only be used by the Company and Newegg to (i) defend, indemnify and hold harmless the Parties and each of their respective Affiliates and Representatives against, and satisfy any Liabilities relating to, any Actions relating to the Securities Purchase Agreements dated February 12, 2020, February 21, 2020 and February 27, 2020 between LLIT, Sabby Volatility Warrant Master Fund, Ltd., Intracoastal Capital LLC, and Anson Investments Master Fund LP or the Class A Common Share Purchase Warrants issued on February 14, 2020, February 25, 2020, and March 2, 2020, in each case as amended or restated and (ii) pay the amount of any fee that is payable from the Company to Newegg pursuant to the Merger Agreement.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for expected losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowance when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balance, the Company considers many factors, including historical experience, current conditions, and reasonable and supportable forecasts. Accounts are written off after exhaustive efforts at collection. Accounts receivable terms typically are net 60-180 days from when the services were provided, or when goods were delivered. At December 31, 2020 and 2019, the Company has established, based on a review of its outstanding balances, an allowance for doubtful accounts in the amounts of $38,995 and $36,416, respectively.

Other Receivables and Prepayments, net

Other Receivables and Prepayments, net

Other receivables and prepayments primarily include advances to employees, short-term loan and deposits to landlords and service providers. Management regularly reviews aging of receivables and prepayments and changes in payment trends and records a reserve when management believes collection of amounts due are at risk. Accounts considered uncollectible are written off after exhaustive efforts at collection.

Advances to Suppliers, net

Advances to Suppliers, net

The Company, as a common practice in the PRC, often makes advance payments to suppliers for unassembled parts. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The Company’s carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments are a reasonable estimate of their fair values because carrying value of cash and cash equivalents, accounts receivable, accounts payable, other payables and accrued liabilities approximate fair value because of the short-term nature of these items. The estimated fair values of short-term related party borrowings were not materially different from their carrying value as presented due to the short maturities. As the carrying amounts are reasonable estimates of the fair value, these financial instruments are classified within Level 1 of the fair value hierarchy. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The marketable equity securities are accounted at fair value, with changes in fair value recorded through earnings. The fair value of marketable equity securities was determined using the quote price in the active market, with Level 1 inputs (Note 9).

The fair value of warrants was determined using the Black Scholes Model, with level 3 inputs (Note 14).

Warrant Liability

Warrant Liability

For warrants that are not indexed to the Company’s stock, the Company records the fair value of the issued warrants as a liability at each balance sheet date and records changes in the estimated fair value as a non-cash gain or loss in the consolidated statement of operations and comprehensive income. The warrant liability is recognized in the balance sheet at the fair value (level 3). The fair value of these warrants has been determined using the Black-Scholes pricing mode. The Black-Scholes pricing model provides for assumptions regarding volatility, call and put features and risk-free interest rates within the total period to maturity (Note 14).

Inventories

Inventories

Inventories include finished goods relating to medical devices. Inventories are stated at the lower of cost or net realizable value. Cost is determined on a weighted-average basis. Management compares the cost of inventories with the net realizable value and writes down inventories to net realizable value, if lower. Net realizable value is based on estimated selling prices in the ordinary course of business less cost to sell. These estimates are based on the current market and economic condition and the historical experience of selling products of similar nature. Management of the Company reassesses the estimations at the end of each reporting period.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and impairment losses, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Machinery and equipment	2 - 3 years
Furniture and office equipment	3 - 5 years

Intangible Assets

Intangible Assets

Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software copyrights	20 years
Patent rights	10 years
Other software	5 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets such as property and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the asset and eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss, equal to the excess of the carrying amount over the fair value of the asset, is recognized. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company determined that, for the years ended December 31, 2020, 2019 and 2018, impairment loss for intangible assets was $nil, $nil and $3,281,779, respectively.

Equity securities

Equity securities

The Company’s equity securities represent equity investments in Guardion Health Sciences, Inc. (“GHSI”) made in November 2017. The Company holds less than 5% of the GHSI’s total shares. Details see Note 9. The equity securities were accounted for as non-marketable securities in 2018 on the balance sheets and as marketable securities in 2019 when GHSI went public in April 5, 2019.

Prior to January 1, 2018, the Company accounted for the equity securities at cost and only adjusted for other-than-temporary declines in fair value and distributions of earnings. An impairment loss was recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment was made. The fair value would then become the new cost basis of investments.

Subsequent to the adoption of ASU 2016-01 on January 1, 2018, equity investments, except for those accounted for under the 2016-01 equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Pursuant to ASU 2016-01, for equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date.

As of December 31, 2019 and 2020, the investment was accounted at fair value with changes recorded through earnings.

Revenue Recognition

Revenue Recognition

Revenue is recognized when control of the promised goods or services, through performance obligations by the Company, is transferred to the customer in an amount that reflects the consideration it expects to be entitled to in exchange for the performance obligations.

The Company recognizes revenue when a sales arrangement with a customer exists, transaction price is fixed or determinable and the Company has satisfied its performance obligation per the sales arrangement. The majority of Company revenue originates from contracts with a single performance obligation to deliver products or service. The Company’s performance obligations are satisfied when control of the product is transferred to the customer.

The Company also records a contract liability when customers prepay but the Company has not yet satisfied its performance obligation.

The new revenue standards became effective for the Company on January 1, 2018, and were adopted using the modified retrospective method. The adoption of the new revenue standards as of January 1, 2018 did not change the Company’s revenue recognition as the majority of its revenues continue to be recognized when the customer takes control of its product or services. As the Company did not identify any accounting changes that impacted the amount of reported revenues with respect to its product revenues, no adjustment to accumulated deficit was required upon adoption.

The Company has two reportable segments, which are sales of medical equipment and provision of sleep diagnostic services.

The following is a description of principal activities from which the Company generates revenue and related revenue recognition policies:

1.	Sale of medical equipment Sale of medical equipment includes both mobile medicine products (sleep apnea diagnostic products) and abdominal CPR Compression

The Company distributes medical equipment in China. Control of products sold transfers to customers upon shipment from the Company’s facilities, and the Company’s performance obligations are satisfied at that time. Shipping and handling activities are performed before the customer obtains control of the goods and therefore represent a fulfillment activity rather than a promised service to the customer. The Company also provides after-sale services for medical equipment, such as sleep apnea machines and CPR in China. The Company typically sells its branded products with standard warranty terms covering 12 months after purchase. The warranty requires the Company to repair all mechanical malfunctions and, if necessary, replace defective components.

The Company evaluates its arrangements with distributors and determines that it is the primary obligor in the sales of distributed products, is subject to inventory risk, has latitude in establishing prices, and assumes credit risk for the amount billed to the customer, or has several but not all of these indicators. In accordance with ASC 606, the Company determines that it is appropriate to record the gross amount of product sales and related costs. As the Company is a principal and it obtains control of the specified goods before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods transferred.

2.	Provision of sleep diagnostic services

Starting from 2018, the Company started to earn service revenue from provision of technical services in relation to detection and analysis of Obstructive Sleep Apnea Syndrome (“OSAS”). The Company is focused on the promotion of sleep respiratory solutions and service in public hospitals. Its wearable sleep diagnostic products and cloud-based service are also available in medical centers of Chinese private preventive healthcare companies in China. Revenue is recognized when the Company’s diagnostic services are provided to the user at medical centers and public hospitals.

In the PRC, value added tax (“VAT”) of 13% and 6% of the invoice amount is collected in respect of the sales of goods and service rendered, respectively, on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Cost of Revenues

Cost of Revenues

Cost of revenues primarily includes wages to assemble parts and the costs of unassembled parts, other expenses associated with the assembly and distribution of products and depreciation of fixed assets in the provision of services.

Selling Expenses

Selling expenses consist primarily of salaries and related expenses for personnel engaged in sales, marketing and customer support functions, and costs associated with advertising and other marketing activities, and depreciation expenses related to equipment used for sales and marketing activities.

General and Administrative Expenses

General and administrative expenses primarily consist of salaries and benefits and related costs for our administrative personnel and management, stock-based compensation, fees and expenses of our outside advisers, including legal, audit and register expenses, expenses associated with our administrative offices, and the depreciation of equipment used for administrative purposes.

Advertising Expenses

Advertising Expenses

Advertising expenses are expensed as incurred. For the years ended December 31, 2020, 2019 and 2018, advertising and promotional expenses recognized in the consolidated statements of comprehensive loss were $27,908, $19,811 and $56,259, respectively.

Warranty

Warranty

The Company typically sells its branded products with standard warranty terms covering 12 months after purchase. The warranty requires the Company to repair all mechanical malfunctions and, if necessary, replace defective components.

The Company provides for the estimated cost of product warranties at the time revenue is recognized and records warranty expenses in the selling expenses. The Company’s warranty obligation is affected by product failure rates and material usage and service delivery costs incurred in correcting product failure. Should actual material usage or service delivery costs differ from the Company’s estimates, the Company may reverse warranty liability at warranty expiry date.

Recovery gain from warranty expense accrued for the years ended December 31, 2020, 2019 and 2018 was $728, $7,911 and $10,261, respectively.

Research and Development Costs

Research and Development Costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred, and included in general and administrative expenses. Research and development costs were $0, $0 and $301,713 for the years ended December 31, 2020, 2019 and 2018, respectively.

Government Subsidies

Government Subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government subsidies, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of government subsidy is determined at the discretion of the relevant government authorities. The government subsidies of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income” when received. The government subsidies with certain operating conditions are recorded as “deferred income” when received and will be recorded as operating income when the conditions are met. During the years ended December 31, 2020, 2019 and 2018, government subsidies with no further conditions to be met of $447, $0 and $0, respectively, were recorded.

Leases

Leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the shorter of the lease term or estimated economic life of the leased property. All of the Company’s leases were short term (less than 12 months) and the Company elected the practical expedient not to record right of use of assets for short term leases.

Loss per Share

Loss per Share

The Company follows the provisions of ASC 260-10, “Earnings per Share”. The Company has been authorized to issue Class A and Class B common stock. The two classes of common stock are substantially identical in all material respects, except for voting rights. Since the Company did not declare any dividends during the years ended December 31, 2020 and 2019, the net loss per common share attributable to each class is the same under the “two-class” method. As such, the two classes of common stock have been presented on a combined basis in the consolidated statements of operations and comprehensive income and in the above computation of net income per common share.

Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common stock equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted loss per share.

Value Added Tax	Value Added Tax The Company reports revenues, net of PRC’s value added tax, for all the periods presented in the consolidated statements of income and comprehensive income.
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based share-based compensation awards to employees at fair value on the grant date and recognizes the expense over the employee’s requisite service period. The Company’s expected volatility assumption is based on the historical volatility of Company’s stock or the expected volatility of similar entities. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend is zero based on the Company’s current and expected dividend policy.

Share-based compensation expenses for stock-based share-based compensation awards granted to non-employees are measured at fair value at the earlier of the performance commitment date or the date service is completed, and recognized over the period during which the service is provided. The Company applies the guidance in ASC 718 to measure share options and restricted shares granted to non-employees based on the then-current fair value at each reporting date.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is comprised of net loss and foreign exchange translation gain (loss). For the Company, comprehensive income for the years ended December 31, 2020, 2019 and 2018 included cumulative foreign currency translation adjustments.

Segment Information

Segment Information

The Company’s segments are business units that offer different products and services and are reviewed separately by the chief operating decision maker (the “CODM”), in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Company’s Chief Executive Officer. During 2018, the Company started to earn service revenue from provision of technical services in relation to diagnosis of Obstructive Sleep Apnea Syndrome (“OSAS”). The Company is focused on the promotion of sleep respiratory solutions and service in public hospitals. Its wearable sleep diagnostic products and cloud-based service are also available in medical centers of Chinese private preventive healthcare companies in China. We have two reportable segments: sale of medical equipment and provision of OSAS during 2020, 2019 and 2018.

	For the Years Ended December 31,
	2020	2019	2018
Revenues
Sale of medical equipment
Abdominal CPR Compression	301,549	58,750	221,414
Mobile Medicine (sleep apnea diagnostic products)	$21,776	$153,644	$120,930
Provision of OSAS diagnostic services	35,211	171,064	217,042
Total net revenues	358,536	383,458	559,386

Cost of revenue
Sale of medical equipment	(275,465)	(112,942)	(464,918)
Provision of OSAS diagnostic services	(371,188)	(630,802)	(292,983)
	(646,653)	(743,744)	(757,901)

Gross loss
Sale of medical equipment	47,860	99,452	(122,574)
Provision of OSAS diagnostic services	(335,977)	(459,738)	(75,941)
	(288,117)	(360,286)	(198,515)

Depreciation and amortization expense:
Sale of medical equipment	$7,006	$84,371	$535,800
Provision of OSAS diagnostic services	444,878	693,746	291,830
	$451,884	$778,117	$827,630

Capital expenditure
Sale of medical equipment	$-	$-	$16,137
Provision of OSAS diagnostic services	-	-	760,191
	$-	$-	$776,328

The total assets for the two reportable segments were shared and indistinguishable for reporting purposes.

Concentrations of credit, economic, political risks and exchange risks

Concentrations of credit, economic, political risks and exchange risks

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operation in the PRC is subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances aboard, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, restricted cash and trade accounts receivable. All of the Company’s cash is maintained with state-owned banks within the PRC and none of these deposits are covered by insurance. The Company has not experienced any losses in such accounts. A portion of the Company’s sales are credit sales which are primarily to customers whose abilities to pay are dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables are limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

The Company cannot guarantee that the current exchange rate will remain steady. Therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and yet, because of a fluctuating exchange rates, record higher or lower profit depending on exchange rate of PRC Renminbi (RMB) converted to U.S. dollars on the relevant dates. The exchange rate could fluctuate depending on changes in the political and economic environment without notice.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, “Accounting for Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year; and, (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation reserve is provided to reduce the deferred tax assets reported if, based on the weight of available positive and negative evidence. Based on management’s estimate, it is more likely than not that all of the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition of a tax position taken or expected to be taken on a tax return. Under ASC 740, a tax benefit from an uncertain tax position taken or expected to be taken may be recognized only if it is “more likely than not” that the position is sustainable upon examination, based on its technical merits. The tax benefit of a qualifying position under ASC 740 would equal the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all the relevant information. A liability (including interest and penalties, if applicable) is established in the financial statements to the extent a current benefit has been recognized on a tax return for matters that are considered contingent upon the outcome of an uncertain tax position. Related interest and penalties, if any, are included as components of income tax expense and income taxes payable.

The implementation of ASC 740 resulted in no material liability for unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of income and comprehensive income. During the years ended December 31, 2020, 2019 and 2018, the Company did not incur any interest or penalties.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”, which will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The standard did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The standard did not have a material impact on our consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurement.” This standard eliminates the current requirement to disclose the amount or reason for transfers between level 1 and level 2 of the fair value hierarchy and the requirement to disclose the valuation methodology for level 3 fair value measurements. The standard includes additional disclosure requirements for level 3 fair value measurements, including the requirement to disclose the changes in unrealized gains and losses in other comprehensive income during the period and permits the disclosure of other relevant quantitative information for certain unobservable inputs. The new guidance is effective for interim and annual periods beginning after December 15, 2019. The standard did not have a material impact on our consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, “Internal-Use Software – Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement.” This ASU aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement service contract with the guidance to capitalize implementation costs of internal use software. The ASU also requires that the costs for implementation activities during the application development phase be capitalized in a hosting arrangement service contract, and costs during the preliminary and post implementation phase are expensed. The new guidance is effective for interim and annual periods beginning after December 15, 2019. The standard did not have a material impact on our consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, (“ASU 2018-17”). ASU 2018-17 requires reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety for determining whether a decision-making fee is a variable interest. The standard is effective for all entities for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. Entities are required to apply the amendments in ASU 2018-17 retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The standard did not have a material impact on our consolidated financial statements

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, (“ASU 2019-04”). ASU 2019-04 clarifies and improves areas of guidance related to the recently issued standards on credit losses (ASU 2016-13), hedging (ASU 2017-12), and recognition and measurement of financial instruments (ASU 2016-01). The amendments generally have the same effective dates as their related standards. If already adopted, the amendments of ASU 2016-01 and ASU 2016-13 are effective for fiscal years beginning after December 15, 2019 and the amendments of ASU 2017-12 are effective as of the beginning of the Company’s next annual reporting period; early adoption is permitted. The standard did not have a material impact on our consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments, (“ASU 2020-03”). ASU 2020-03 improves various financial instruments topics, including the CECL Standard. ASU 2020-03 includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The amendments related to Issue 1, Issue 2, Issue 4 and Issue 5 were effective upon issuance of ASU 2020-03. The amendments related to Issue 3, Issue 6 and Issue 7 were effective for the Company beginning on January 1, 2020. The Company does not anticipate that the adoption of the new standard will have a material effect on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 will simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. ASU 2019-12 will be effective for the Company in the first quarter of 2021. The Company does not expect the adoption of the new accounting rules to have a material impact on the Company’s financial condition, results of operations, cash flows or disclosures.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. The amendments in this standard can be applied anytime between the first quarter of 2020 and the fourth quarter of 2022. The Company is currently in the process of evaluating the impact of adoption of the new rules on the Company’s financial condition, results of operations, cash flows and disclosures.